Eaton Vance

Greater China Growth Fund

May 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
China — 64.2%
Food Products — 13.0%
China Mengniu Dairy Co., Ltd.	550,000	$1,983,724
Dali Foods Group Co., Ltd.(1)	4,284,500	2,725,235
Foshan Haitian Flavouring & Food Co., Ltd., Class A	81,720	1,321,707
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	876,643	3,505,522
Tingyi (Cayman Islands) Holding Corp.	1,502,000	2,585,795

		$12,121,983

Gas Utilities — 3.5%
China Resources Gas Group, Ltd.	590,000	$3,232,162

		$3,232,162

Health Care Equipment & Supplies — 0.7%
AK Medical Holdings, Ltd.(1)	202,000	$622,974

		$622,974

Health Care Providers & Services — 3.7%
Dian Diagnostics Group Co., Ltd., Class A	262,400	$919,786
Sinopharm Group Co., Ltd., Class H	1,028,000	2,538,870

		$3,458,656

Hotels, Restaurants & Leisure — 2.7%
Xiabuxiabu Catering Management China Holdings Co., Ltd.(1)	1,749,500	$2,020,272
Yum China Holdings, Inc.	11,367	526,747

		$2,547,019

Household Durables — 7.1%
Haier Electronics Group Co., Ltd.	1,445,000	$4,045,826
Zhejiang Supor Co., Ltd., Class A	272,925	2,591,730

		$6,637,556

Insurance — 7.5%
China Pacific Insurance (Group) Co., Ltd., Class H	610,200	$1,696,054
Ping An Insurance (Group) Co. of China, Ltd., Class H	532,500	5,269,683

		$6,965,737

Interactive Media & Services — 10.2%
Tencent Holdings, Ltd.	175,900	$9,526,015

		$9,526,015

IT Services — 4.0%
Beijing Sinnet Technology Co., Ltd., Class A	128,900	$450,566
TravelSky Technology, Ltd., Class H	1,630,000	3,301,761

		$3,752,327

Security	Shares	Value
Marine — 0.8%
SITC International Holdings Co., Ltd.	805,000	$763,487

		$763,487

Professional Services — 1.8%
Centre Testing International Group Co., Ltd., Class A	643,372	$1,634,221

		$1,634,221

Real Estate Management & Development — 1.1%
China Overseas Land & Investment, Ltd.	326,000	$999,770

		$999,770

Textiles, Apparel & Luxury Goods — 4.0%
ANTA Sports Products, Ltd.	417,000	$3,737,164

		$3,737,164

Transportation Infrastructure — 0.5%
Shanghai International Airport Co., Ltd., Class A	47,100	$479,178

		$479,178

Wireless Telecommunication Services — 3.6%
China Mobile, Ltd.	476,500	$3,369,206

		$3,369,206

Total China (identified cost $43,907,285)		$59,847,455

Hong Kong — 21.0%
Capital Markets — 4.9%
Hong Kong Exchanges & Clearing, Ltd.	130,421	$4,589,956

		$4,589,956

Equity Real Estate Investment Trusts (REITs) — 3.0%
Link REIT	376,500	$2,843,208

		$2,843,208

Food & Staples Retailing — 0.9%
Dairy Farm International Holdings, Ltd.	197,294	$833,744

		$833,744

Security	Shares	Value
Food Products — 1.0%
Vitasoy International Holdings, Ltd.	242,000	$903,299

		$903,299

Hotels, Restaurants & Leisure — 2.4%
Sands China, Ltd.	562,400	$2,209,159

		$2,209,159

Insurance — 8.2%
AIA Group, Ltd.	936,800	$7,687,173

		$7,687,173

Textiles, Apparel & Luxury Goods — 0.6%
Samsonite International SA(1)	539,100	$513,125

		$513,125

Total Hong Kong (identified cost $14,431,987)		$19,579,664

Taiwan — 11.8%
Banks — 1.1%
CTBC Financial Holding Co., Ltd.	1,550,881	$1,033,712

		$1,033,712

Electronic Equipment, Instruments & Components — 0.9%
Largan Precision Co., Ltd.	7,000	$896,746

		$896,746

Food & Staples Retailing — 2.6%
President Chain Store Corp.	243,000	$2,394,190

		$2,394,190

Insurance — 1.4%
Cathay Financial Holding Co., Ltd.	994,929	$1,329,464

		$1,329,464

Multiline Retail — 1.3%
Poya International Co., Ltd.	63,462	$1,223,449

		$1,223,449

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	428,839	$4,168,860

		$4,168,860

Total Taiwan (identified cost $6,298,488)		$11,046,421

Total Common Stocks — 97.0% (identified cost $64,637,760)		$90,473,540

Other Assets, Less Liabilities — 3.0%		$2,782,364

Net Assets — 100.0%		$93,255,904

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2020, the aggregate value of these securities is $5,881,606 or 6.3% of the Fund’s net assets.

The Fund did not have any open derivative instruments at May 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$—	$12,895,221		$—	$12,895,221
Consumer Discretionary	526,747	16,340,725		—	16,867,472
Consumer Staples	—	16,253,216		—	16,253,216
Financials	—	21,606,042		—	21,606,042
Health Care	—	4,081,630		—	4,081,630
Industrials	—	2,876,886		—	2,876,886
Information Technology	—	8,817,933		—	8,817,933
Real Estate	—	3,842,978		—	3,842,978
Utilities	—	3,232,162		—	3,232,162
Total Common Stocks	$526,747	$89,946,793	*	$—	$90,473,540
Total Investments	$526,747	$89,946,793		$—	$90,473,540

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.